UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04894

Franklin Managed Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: _9/30

Date of reporting period: 12/31/11

Item 1. Schedule of Investments.

FMT N-Q PE 6/30/11

Franklin Managed Trust

Statement of Investments, December 31, 2011 (unaudited)

Franklin Rising Dividends Fund	Shares	Value
Common Stocks 92.6%
Aerospace & Defense 4.3%
General Dynamics Corp.	937,000	$62,226,170
United Technologies Corp.	2,743,730	200,539,226
		262,765,396
Automobiles & Components 0.7%
Johnson Controls Inc.	1,351,000	42,232,260
Banks 0.6%
Hudson City Bancorp Inc.	3,705,800	23,161,250
Peoples Bancorp Inc.	156,646	2,319,927
TrustCo Bank Corp. NY	491,097	2,755,054
U.S. Bancorp	212,603	5,750,911
		33,987,142
Commercial & Professional Services 0.9%
ABM Industries Inc.	1,145,249	23,615,034
Cintas Corp.	991,600	34,517,596
		58,132,630
Consumer Durables & Apparel 2.3%
[a]Kid Brands Inc.	594,253	1,877,839
Leggett & Platt Inc.	1,097,590	25,288,474
NIKE Inc., B	1,118,500	107,789,845
Superior Uniform Group Inc.	219,200	2,724,656
		137,680,814
Consumer Services 3.6%
Hillenbrand Inc.	1,366,700	30,504,744
Matthews International Corp., A	321,000	10,089,030
McDonald's Corp.	1,765,354	177,117,967
		217,711,741
Diversified Financials 0.3%
State Street Corp.	424,000	17,091,440
Electrical Equipment 4.8%
Brady Corp., A	2,534,825	80,024,425
Roper Industries Inc.	2,447,109	212,580,359
		292,604,784
Energy 6.7%
Chevron Corp.	2,543,500	270,628,400
Exxon Mobil Corp.	1,652,000	140,023,520
		410,651,920
Food & Staples Retailing 4.1%
Wal-Mart Stores Inc.	4,146,400	247,788,864
Food, Beverage & Tobacco 7.4%
Archer-Daniels-Midland Co.	4,489,000	128,385,400
McCormick & Co. Inc.	2,146,400	108,221,488
PepsiCo Inc.	3,202,000	212,452,700
		449,059,588
Health Care Equipment & Services 12.1%
Becton, Dickinson and Co.	3,282,016	245,232,236
Hill-Rom Holdings Inc.	749,900	25,264,131
Medtronic Inc.	4,590,000	175,567,500
Stryker Corp.	3,144,616	156,318,861
Teleflex Inc.	1,188,653	72,852,542

Quarterly Statement of Investments | See Notes to Statement of Investments.

  Rounds to less than 0.1% of net assets.
  Non-income producing.
  The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.

Franklin Managed Trust

Notes to Statement of Investments (unaudited)

Franklin Rising Dividends Fund

1. ORGANIZATION

Franklin Managed Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one fund, the Franklin Rising Dividends Fund (Fund).

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in securities and other financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

3. INCOME TAXES

At December 31, 2011, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$5,166,744,061

Unrealized appreciation	$1,027,938,275
Unrealized depreciation	(128,195,108)
Net unrealized appreciation (depreciation)	$899,743,167

4. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At December 31, 2011, all of the Fund’s investments in securities carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Statement of Investments.

5. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The amendments in the ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP (Generally Accepted Accounting Principles) and IFRS (International Financial Reporting Standards) and include new guidance for certain fair value measurement principles and disclosure requirements. The ASU is effective for interim and annual periods beginning after December 15, 2011. The Fund believes the adoption of this ASU will not have a material impact on its financial statements.

6. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Matthew T. Hinkle, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MANAGED TRUST

By /s/ Laura F. Fergerson____

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  February 24, 2012

FMT N-Q PE 6/30/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson____

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  February 24, 2012

By /s/ Matthew T. Hinkle____

      Matthew T. Hinkle

      Chief Financial Officer and Chief Accounting Officer

Date  February 24, 2012